Shareholder Report, Holdings (Details) - Capital Group Core Balanced ETF	Jun. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%